VARIABLE INTEREST ENTITY (“VIE”)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITY (“VIE”)

4. VARIABLE INTEREST ENTITY (“VIE”)

SEA is a trading company incorporated on March 4, 2004, under the laws of Malaysia. SEA provided majority of ASL’s purchases. Its equity at risk was insufficient to finance its activities and 100% of its business is transacted with ASL. Therefore, it was considered to be a VIE and ASL is the primary beneficiary since it has both of the following characteristics:

a.	The power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and
b.	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Accordingly, the accounts of SEA is consolidated in the accompanying financial statements.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

4. VARIABLE INTEREST ENTITY (“VIE”) (Continued)

The carrying amount of the VIE’s assets and liabilities were as follows:

	As of
	June 30, 2023	December 31, 2022
Current assets	$2,817	$3,350
Current liabilities	(41,057)	(43,512)
Net deficit	$(38,240)	$(40,162)

	As of
	June 30, 2023	December 31, 2022
Current assets:
Cash	$1,146	$1,609
Prepaid taxes	1,643	1,741
Prepayment and deposits	28	-
Total current assets	$2,817	$3,350

Current liabilities:
Accounts payable – intercompany	$40,029	$42,422
Other payables and accrued liabilities	1,028	1,090
Total current liabilities	$41,057	$43,512
Net deficit	$(38,240)	$(40,162)

The summarized operating results of the VIE’s are as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022

Operating revenues	$-	$-	$-	$-
Gross profit	$-	$-	$-	$-
Profit (Loss) from operations	$(81)	$1,723	$(359)	$(3,219)
Net loss	$(81)	$1,723	$(359)	$(3,219)

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

3. VARIABLE INTEREST ENTITY (“VIE”)

SEA is a trading company incorporated on March 4, 2004, under the laws of Malaysia. SEA provided majority of ASL’s purchases. Its equity at risk was insufficient to finance its activities and 100% of its business is transacted with ASL. Therefore, it was considered to be a VIE and ASL is the primary beneficiary since it has both of the following characteristics:

a.	The power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and
b.	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Accordingly, the accounts of SEA is consolidated in the accompanying financial statements.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

3. VARIABLE INTEREST ENTITY (“VIE”) (CONT’D)

The carrying amount of the VIE’s assets and liabilities were as follows:

	As of December 31,
	2022	2021

Current assets	$3,350	$18,850
Current liabilities	(43,512)	(51,272)
Net deficit	$(40,162)	$(32,422)

	As of December 31,
	2022	2021

Current assets:
Cash	$1,609	$17,493
Prepaid taxes	1,741	1,357
Total current assets	$3,350	$18,850

Current liabilities:
Accounts payable – intercompany	$42,422	$49,724
Other payables and accrued liabilities	1,090	1,548
Total current liabilities	$43,512	$51,272

Net deficit	$(40,162)	$(32,422)

The summarized operating results of the VIE’s are as follows:

	For the years ended December 31,
	2022	2021

Operating revenues	$-	$-
Gross profit	$-	$-
Loss from operations	$(9,432)	$(21,966)
Net loss	$(9,432)	$(27,966)